Financing for major subsidiaries (Details) $ / shares in Units, ¥ in Millions, $ in Millions, $ in Millions			1 Months Ended	5 Months Ended	12 Months Ended
	Apr. 01, 2022 HKD ($)	Apr. 01, 2022 USD ($)	May 31, 2021 $ / shares shares	Sep. 30, 2021 CNY (¥)	Dec. 31, 2023 shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)
Common Stock [Member]
Issuance of ordinary shares (in shares) | shares					3,761,270	2,164,236	1,914,998
JD Logistics [Member]
Ownership percentage, on a fully-diluted (as a percentage)						63.56%
Issuance non controlling interest						¥ 2,221
Additional Paid in Capital, Preferred Stock						¥ 295
JD Logistics [Member] | IPO
Issuance non controlling interest							¥ 6,100
Additional Paid in Capital, Preferred Stock							16,800
Sale of stock net consideration received on the transaction				¥ 22,900
JD Logistics [Member] | IPO | Common Stock [Member]
Issuance of ordinary shares (in shares) | shares			700,534,900
Sale of stock issue price per share | $ / shares			$ 40.36
JD Logistics [Member] | JDL Placement [Member]
Sale of stock net consideration received on the transaction | $	$ 3,102
JD Logistics [Member] | JD Subscription [Member]
Sale of stock net consideration received on the transaction | $		$ 692
Series A Preferred Shares | JD Property [Member]
Total amount received by issuance of the non-redeemable preferred preference shares | $												$ 703
Issuance non controlling interest							3,100
Additional Paid in Capital, Preferred Stock							¥ 1,300
Series B Preferred Shares | JD Industry [Member]
Total amount received by issuance of the non-redeemable preferred preference shares | $									$ 210
Issuance non controlling interest								¥ 431
Additional Paid in Capital, Preferred Stock								¥ 1,031
Series B Preferred Shares | JD Property [Member]
Total amount received by issuance of the non-redeemable preferred preference shares | $										$ 803
Issuance non controlling interest											¥ 3,900
Additional Paid in Capital, Preferred Stock											¥ 1,400